Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2024
Capital adequacy
Schedule of capital adequacy

Capital Adequacy Analysis

	December 31, 2024	December 31, 2023
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	22.2	21.3
Tier 1 capital ratio	22.2	21.3
Total capital ratio	22.2	21.3
1	Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds - adjusting items and Minimum capital requirements exclusive of buffers.

	December 31, 2024		December 31, 2023
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	8,437	8.0	8,377	8.0
of which Tier 1 requirement of 6 percent	6,328	6.0	6,283	6.0
of which minimum requirement of 4.5 percent	4,746	4.5	4,712	4.5
Pillar 2 capital requirements[3]	3,871	3.7	3,843	3.7
Common Equity Tier 1 capital available to meet buffer requirements[4]	11,106	10.5	10,084	9.6
Capital buffer requirements	4,317	4.1	4,271	4.1
of which Capital conservation buffer	2,637	2.5	2,618	2.5
of which Countercyclical buffer	1,680	1.6	1,653	1.6
Pillar 2 guidance[5]	1,582	1.5	1,571	1.5
Total risk-based capital requirement including Pillar 2 guidance	18,207	17.3	18,062	17.2
1	Expressed as a percentage of total risk exposure amount.
2	The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firm).
3	Individual Pillar 2 requirement of 3.67 percent calculated on the total risk exposure amount, according to the decision from the latest Swedish FSA SREP.
4	Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK covers all minimum requirements with CET1 capital - that is 4.5 percent, 1.5 percent and 2 percent) and after the Pillar 2 requirements (3.67 percent).
5	On September 29, 2021, the Swedish FSA notified SEK, within the latest SREP, that in addition to the capital requirements according to Regulation (EU) no 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.50 percent of the total risk-weighted exposure amount. The Pillar 2 guidance is not a binding requirement.

Schedule of leverage ratio

	December 31, 2024	December 31, 2023
Leverage ratio[1]	Skr mn	Skr mn
On-balance sheet exposures	234,139	232,462
Off-balance sheet exposures	8,775	8,529
Total exposure measure	242,914	240,991
Leverage ratio[2]	9.6%	9.3%
1	The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.
2	Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	December 31, 2024		December 31, 2023
Total Leverage ratio requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	7,288	3.0	7,230	3.0
Pillar 2 guidance[2]	365	0.2	361	0.2
Total capital requirement relating to leverage ratio	7,653	3.2	7,591	3.2
1	Expressed as a percentage of total exposure amount.
2	On September 29, 2021, the Swedish FSA notified SEK, within the latest SREP, that SEK should hold additional capital (Pillar 2 guidance) of 0.15 percent calculated on the total leverage ratio exposure measure. The Pillar 2 guidance is not a binding requirement.

Schedule of own funds

	Parent Company
	Dec 31,	Dec 31,
Skr mn	2024	2023
Share capital[1]	3,990	3,990
Retained earnings	18,413	17,403
Accumulated other comprehensive income and other reserves	241	234
Independently reviewed profit net of any foreseeable charge or dividend	1,255	972
Common Equity Tier 1 (CET1) capital before regulatory adjustments	23,899	22,599
Additional value adjustments due to prudent valuation[2]	-84	-85
Intangible assets	-22	-34
Fair value reserves related to gains or losses on cash flow hedges	3	47
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	-217	28
Negative amounts resulting from the calculation of expected loss amounts	-180	-221
Insufficient coverage for non-performing exposures	-2	-12
Total regulatory adjustments to Common Equity Tier 1 capital	-502	-277
Total Common Equity Tier 1 capital	23,397	22,322
Total Own funds	23,397	22,322
1	For a detailed description of the instruments constituting share capital, see Note 22.
2	During the fourth quarter of 2023, SEK has switched accounting method from the core approach to the simplified approach for prudent valuation in accordance with Article 4 of the Delegated Regulation (EU) no 2016/101.

Schedule of minimum capital requirements exclusive of buffers

	Parent Company
	December 31, 2024			December 31, 2023
		Risk	Min.		Risk	Min.
		exposure	capital		exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk, standardized approach
Corporates	5,532	5,528	442	4,219	4,206	337
Equity exposures	20	30	2	—	—	—
Default exposures	6	6	1	77	77	6
Total credit risk, standardized approach	5,558	5,564	445	4,296	4,283	343
Credit risk, IRB approach
Central governments	211,834	9,159	733	211,650	9,416	753
Financial institutions[2]	34,067	6,153	492	33,236	6,580	526
Corporates[3]	147,820	75,541	6,043	144,559	76,038	6,083
Non-credit-obligation assets	213	213	17	284	284	23
Total credit risk IRB approach	393,934	91,066	7,285	389,729	92,318	7,385
Credit valuation adjustment risk	n.a.	1,936	154	n.a.	2,490	199
Foreign exchange risk	n.a.	1,498	120	n.a.	1,174	94
Commodity risk	n.a.	7	1	n.a.	7	1
Operational risk	n.a.	5,395	432	n.a.	4,442	355
Total	399,492	105,466	8,437	394,025	104,714	8,377
1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2	Of which counterparty risk in derivative contracts: EAD Skr 5,899 million (year-end 2023: Skr 7,127 million), Risk exposure amount of Skr 1,513 million (year-end 2023: Skr 2,167 million) and Capital requirement of Skr 121 million (year-end 2023: Skr 173 million).
3	Of which related to Specialized lending: EAD Skr 7,322 million (year-end 2023 Skr 7,315 million), Risk exposure amount of Skr 5,019 million (year-end 2023: Skr 5,757 million) and Capital requirement of Skr 402 million (year-end 2023: Skr 461 million).

Schedule of credit risk by PD grade

	December 31, 2024					December 31, 2023
	AAA	A+					A+	BBB+
	to AA-	to A–	BBB+	BB+ to B–	CCC to D	AAA to AA-	to A–	to BBB–	BB+ to B–	CCC to D
	0.003%-	0.02–	to BBB–	0.45–	38.28–	0.003%–	0.02–	0.10–	0.45–	38.28–
Skr mn	0.01%	0.06%	0.10–0.27%	7.69%	100%	0.01%	0.06%	0.27%	7.69%	100%
Central governments
EAD	209,730	2,091	—	12	0	208,956	2,678	—	15	1
Average PD in %	0.003	0.06	—	1.2	100.0	0.003	0.05	—	1.24	100.0
Average LGD in %	45.0	45.0	—	45.0	45.0	45.0	45.0	—	45.0	45.0
Average risk weight in %	4.1	22.8	—	105.2	—	4.2	20.9	—	105.2	—

	December 31, 2024					December 31, 2023
	AAA	A+					A+
	to AA-	to A–	BBB+	BB+ to B–	CCC to D	AAA	to A–	BBB+	BB+ to B–	CCC to D
	0.03%-	0.05–	to BBB–	0.50–	35.29–	to AA-	0.06–	to BBB–	0.50–	28.91–
Skr mn	0.032%	0.06%	0.15–0.35%	11.43%	100%	0.01%–0.04%	0.11%	0.16–0.32%	8.27%	100%
Financial institutions
EAD	14,245	18,777	995	50	—	10,986	21,184	1,000	66	—
Average PD in %	0.03	0.05	0.33	1.18	—	0.04	0.07	0.30	1.16	—
Average LGD in %	34.8	29.4	45.0	45.0	—	35.7	29.9	45.0	45.0	—
Average risk weight in %	15.0	16.8	80.0	130.0	—	24.4	34.3	76.0	129.5	—
Corporates
EAD	4,423	27,693	75,379	32,193	809	4,130	30,668	68,751	32,716	979
Average PD in %	0.03	0.06	0.21	0.81	45.5	0.02	0.08	0.23	0.81	99.9
Average LGD in %	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0
Average risk weight in %	11.8	19.8	46.1	86.9	219.4	16.6	27.2	50.2	86.9	0.5

Schedule of internally assessed capital adequacy

Skr mn	Dec 31, 2024	Dec 31, 2023
Credit risk	7,205	7,350
Operational risk	432	434
Market risk	990	1,065
Other risks	155	199
Capital planning buffer	1,700	1,700
Total	10,482	10,748

Schedule of liquidity coverage

Skr bn, 12 month average	Dec 31, 2024	Dec 31, 2023
Total liquid assets	64.1	73.9
Net liquidity outflows[1]	14.9	16.4
Liquidity outflows	26.0	29.3
Liquidity inflows	11.2	13.9
Liquidity Coverage Ratio	518%	605%
1	Net liquidity outflows is calculated as the net of liquidity outflows and capped liquidity inflows. Capped liquidity inflows is calculated in accordance with article 425 of CRR (EU 575/2013) and article 33 of the Commission Delegated Regulation (EU) 2015/61.

Schedule of net stable funding

Skr bn	Dec 31, 2024	Dec 31, 2023
Available stable funding	272.5	276.3
Requiring stable funding	211.0	210.5
Net Stable Funding Ratio	129%	131%